Share-based Compensation (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 £ / shares shares	Dec. 31, 2024 £ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 £ / shares shares
2022 LTIP [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award number of shares authorized for issuance			8,596,486
Class of warrants or rights excercised during the period shares issued			277,325
Share based compensation by share based award number of shares available for grant			3,058,728
Share based compensation by share based award options granted during the period shares			2,569,331
Share based compensation by share based award options excercised during the period weighted average exercise price | £ / shares			£ 0.0001
Share based compensation by share based award options granted subject to additional vesting condition in addition to service period			407,830
Share based compensation by share based award options granted subject to additional vesting condition in addition to service period term of vesting			3 years
2023 LTIP [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award number of shares available for grant						8,043,318
Share based compensation by share based award options granted during the period shares	13,611,563
Share based compensation by share based award options excercised during the period weighted average exercise price | £ / shares				£ 0.0001		£ 0.0001
Share based compensation by share based award vesting period		5 years
Share based compensation by share based award weighted average fair value of options granted during the period | $ / shares	$ 5.1	$ 0.61
Share based compensation by share based award aggregate fair value of options vested during the period | $	$ 68,800,000	$ 8,725,218
Share based compensation by share based award cost not yet recognized amount | $					$ 6,100,000
Share based compensation by share based award cost not yet recognized period for recognition	3 years 9 months
DBLP Sea Cow Limited [Member] | 2022 LTIP [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period			4,444,773
DBLP Sea Cow Limited [Member] | 2023 LTIP [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period	4,876,969	4,078,303
Share based compensation by share based award options granted during the period shares	13,611,563	8,043,318
Advisor [Member] | 2022 LTIP [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period			815,661
Employee Stock Option | 2022 LTIP [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award vesting period			5 years
Employee Stock Option | 2023 LTIP [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award vesting period		1 year